Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
Schedule of Amounts of Provisions	The amounts of provisions in 2021 and 2020 are as follows:

	12/31/2021			12/31/2020
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	1,003	5,395	6,398	930	4,960	5,890
Termination plans	254	374	628	306	479	785
Post-employment defined benefit plans	8	400	408	8	484	492
Other benefits	741	4,621	5,362	616	3,997	4,613
Dismantling of assets	25	552	577	32	645	677
Other provisions	413	1,715	2,128	342	1,552	1,894
Total	1,441	7,662	9,103	1,304	7,157	8,461

Schedule of Distribution by Segment of Restructuring Costs	The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2021	2020
Telefónica Spain	1,382	(2)
Telefónica Germany	22	37
Telefónica Hispam	174	17
Other companies	85	19
Total	1,663	71

Schedule of Movement in Provisions for Post-Employment Plans	The movement in provisions for termination plans in 2021 and 2020 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/2019	1,215
Additions	73
Retirements/amount applied	(456)
Transfers	(14)
Translation differences, hyperinflation adjustments and accretion	(33)
Provisions for termination plans at 12/31/2020	785
Additions	249
Retirements/amount applied	(409)
Translation differences, hyperinflation adjustments and accretion	3
Provisions for termination plans at 12/31/2021	628

Schedule of Main Data of Defined Benefit Plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2021
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	322	549	67	22	960
Assets	(99)	(660)	—	(15)	(774)
Net provision before asset ceiling	223	(111)	67	7	186
Asset ceiling	—	199	—	—	199
Total	223	88	67	7	385
Net provision	231	103	67	7	408
Net assets	8	15	—	—	23

12/31/2020
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	350	643	74	19	1,086
Assets	(95)	(693)	—	(13)	(801)
Net provision before asset ceiling	255	(50)	74	6	285
Asset ceiling	—	173	—	—	173
Total	255	123	74	6	458
Net provision	262	149	74	7	492
Net assets	7	26	—	1	34
The following table presents the main data of this plan at December 31, 2020:

Millions of euros
Obligation	1,979
Assets	(2,019)
Total	(40)
Net provision	4
Net assets	44

Schedule of Movement in the Present Value of Obligations	The movement in the present value of obligations in 2021 and 2020 is as follows:

Millions of euros	United Kingdom	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2019	1,858	304	982	78	17	3,239
Translation differences	(38)	—	(280)	(12)	(1)	(331)
Current service cost	—	10	5	4	1	20
Interest cost	—	3	55	4	—	62
Actuarial losses and gains	—	37	(81)	4	—	(40)
Benefits paid	—	(4)	(38)	(3)	(1)	(46)
Transfers	(1,820)	—	—	—	—	(1,820)
Other movements	—	—	—	(1)	3	2
Present value of obligation at 12/31/2020	—	350	643	74	19	1,086
Translation differences	—	—	5	(4)	1	2
Current service cost	—	10	4	2	1	17
Interest cost	—	2	48	7	—	57
Actuarial losses and gains	—	(36)	(115)	(4)	1	(154)
Benefits paid	—	(4)	(36)	(4)	(1)	(45)
Plan curtailments	—	—	—	(22)	—	(22)
Other movements	—	—	—	18	1	19
Present value of obligation at 12/31/2021	—	322	549	67	22	960
The movement in the present value of obligations in 2020 was as follows:

Millions of euros
Present value of obligation at 12/31/2019	1,858
Translation differences	(101)
Interest cost	36
Actuarial losses and gains	234
Benefits paid	(48)
Present value of obligation at 12/31/2020	1,979

Schedule of Movement in the Fair Value of Plan Assets
Movements in the fair value of plan assets in 2021 and 2020 are as follows:

Millions of euros	United Kingdom	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2019	1,839	93	1,038	12	2,982
Translation differences	(36)	—	(297)	(1)	(334)
Interest income	—	1	57	—	58
Actuarial losses and gains	—	1	(57)	—	(56)
Company contributions	—	2	—	—	2
Benefits paid	—	(2)	(36)	—	(38)
Transfers	(1,803)	—	—	2	(1,801)
Other movements	—	—	(12)	—	(12)
Fair value of plan assets at 12/31/2020	—	95	693	13	801
Translation differences	—	—	6	1	7
Interest income	—	—	51	—	51
Actuarial losses and gains	—	3	(42)	—	(39)
Participants contributions	—	2	—	—	2
Benefits paid	—	(2)	(33)	—	(35)
Transfers	—	1	—	1	2
Other movements	—	—	(15)	—	(15)
Fair value of plan assets at 12/31/2021	—	99	660	15	774
Movements in the fair value of plan assets in 2020 were as follows:

Millions of euros
Fair value of plan assets at 12/31/2019	1,839
Translation differences	(99)
Interest income	36
Company contributions	90
Benefits paid	(48)
Actuarial losses and gains	203
Other movements	(2)
Fair value of plan assets at 12/31/2020	2,019
Fair value of Plan assets was as follows:

Millions of euros	12/31/2020
Credit instruments	1,876
Cash equivalents	143
Total	2,019

Schedule of Main Actuarial Assumptions Used in Valuing Plans	The main actuarial assumptions used in valuing the plan were as follows:

12/31/2020
Nominal rate of pension payment increase	2.75%
Discount rate	1.35%
Expected inflation	2.80%
Mortality tables	95% S2NMA/S2NFA
CMI 2019 1% 7 and a initial addition of 0.25%
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2021	12/31/2020
Discount rate	8.56% - 8.78%	6.37% - 7.88%
Nominal rate of salary increase	4.32% - 6.09%	4.58% - 6.35%
Long-term inflation rate	3.25%	3.50%
Growth rate for medical costs	6.35%	6.61%
Mortality tables	AT 2000 M/F	AT 2000 M/F

Schedule of post-employment benefit plans	Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog and TIS
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog, TIS and Clound Co

Schedule of Sensitivity to Changes in Actuarial Assumptions	The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	327	315	340
Health plans	222	208	237
Total obligation	549	523	577

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	327	327	327
Health plans	222	254	195
Total obligation	549	581	522
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plans of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(226)	(226)	211	211

Schedule of Movement in Other Provisions
The movement of provision for dismantling of assets in 2021 and 2020 is as follows:

Millions of euros
Dismantling of assets at December 31, 2019	943
Additions	83
Accretion	130
Retirements/amount applied	(116)
Transfers	(296)
Translation differences and other	(67)
Dismantling of assets at December 31, 2020	677
Additions	36
Accretion	(39)
Retirements/amount applied	(35)
Transfers	(4)
Business sale	(47)
Translation differences and other	(11)
Dismantling of assets at December 31, 2021	577
"Business sale” in 2021 includes the second phase of the sale of towers by Telefonica Germany (see Note 2).
Transfers of 2020 included the reclassification of provisions for dismantling of assets of Telefónica United Kingdom, amounting to 89 million euros, and the telecommunications towers division of Telxius, amounting to 212 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The detail by segments of provision for dismantling of assets in 2021 and 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Telefónica Spain	21	6
Telefónica Germany	396	503
Telefónica Brazil	60	64
Telefónica Hispam	100	99
Other companies	—	5
Total	577	677
The movement in “Other provisions” in 2021 and 2020 is as follows:

Millions of euros
Other provisions at December 31, 2019	2,316
Additions and accretion	568
Retirements/amount applied	(500)
Transfers	(62)
Translation differences and other	(428)
Other provisions at December 31, 2020	1,894
Additions and accretion	795
Retirements/amount applied	(600)
Transfers	45
Translation differences and other	(6)
Other provisions at December 31, 2021	2,128

Disclosure of Provisions for Tax Proceedings	The balance of these provisions at December 31, 2021 and December 31, 2020 is shown in the following table:

Millions of euros	12/31/2021	12/31/2020
Tax proceedings	340	282
Regulatory proceedings	314	189
Labor claims	77	78
Civil proceedings	148	137
Total	879	686
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2021	12/31/2020
Federal taxes	118	98
State taxes	133	98
Municipal taxes	6	6
FUST	83	80
Total	340	282
The breakdown of changes in provisions for tax proceedings in 2021 and 2020 is as follows:

Millions of euros
Balance at 12/31/2019	348
Movements with a counterparty in the income statement	21
Write-offs due to payment	(4)
Monetary updating	22
Translation differences	(105)
Balance at 12/31/2020	282
Movements with a counterparty in the income statement	44
Write-offs due to payment	(19)
Monetary updating	29
Translation differences	4
Balance at 12/31/2021	340

Disclosure of Provisions for Judicial Deposits
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2021 and December 31, 2020 are as follows:

Millions of euros	12/31/2021	12/31/2020
Tax proceedings	238	228
Labor claims	29	38
Civil proceedings	132	149
Regulatory proceedings	45	42
Garnishments	4	5
Total	448	462
Current (see Note 15)	17	28
Non-current (see Note 12)	431	434